Variable interest entities - Narrative (Details) - Variable interest entity - AerFunding $ in Billions	12 Months Ended
Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Ownership (in percentage)	5.00%
Subordinated notes ownership (in percentage)	100.00%
Amount outstanding	$ 1.0
Senior debt facility	$ 2.2